Basis of preparation and presentation of the consolidated financial statements - Summary of Reclassifications (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Current assets
Financial investments and other financial assets		R$ 3,851,758	R$ 2,306,927
Derivative financial instruments		127,254	246,084
Non-current assets
Financial investments and other financial assets		2,381,597	2,819,179
Derivative financial instruments		773,063	585,294
Other receivables and other assets		185,726	117,076
Current liabilities
Loans, financing and debentures		4,251,131	3,478,673
Derivative financial instruments		246,064	74,087
Non-current liabilities
Loans, financing and debentures		15,842,130	10,381,837
Derivative financial instruments		R$ 334,851	367,513
Reclassification [member]
Current assets
Financial investments, derivative financial instruments and other financial assets	[1]		(2,553,011)
Financial investments and other financial assets	[1]		2,306,927
Derivative financial instruments	[1]		246,084
Current financial derivative instruments, assets	[1]		0
Non-current assets
Financial investments, derivative financial instruments and other financial assets	[1]		(3,407,080)
Financial investments and other financial assets	[1]		2,819,179
Derivative financial instruments	[1]		585,294
Other receivables and other assets	[1]		2,607
Non-current financial derivative instruments, assets	[1]		0
Current liabilities
Loans, financing and derivative financial instruments	[2]		(3,175,017)
Debentures	[2]		(377,743)
Loans, financing and debentures	[2]		3,478,673
Derivative financial instruments	[2]		74,087
Current financial derivative instruments, liabilities	[2]		0
Non-current liabilities
Loans, financing and derivative financial instruments Debentures	[2]		(6,393,232)
Debentures	[2]		(4,356,118)
Loans, financing and debentures	[2]		10,381,837
Derivative financial instruments	[2]		367,513
Non-current financial derivative instruments, liabilities	[2]		0
After Reclassification [member]
Current assets
Financial investments, derivative financial instruments and other financial assets	[1]		0
Financial investments and other financial assets	[1]		2,306,927
Derivative financial instruments	[1]		246,084
Current financial derivative instruments, assets	[1]		2,553,011
Non-current assets
Financial investments, derivative financial instruments and other financial assets	[1]		0
Financial investments and other financial assets	[1]		2,819,179
Derivative financial instruments	[1]		585,294
Other receivables and other assets	[1]		117,076
Non-current financial derivative instruments, assets	[1]		3,521,549
Current liabilities
Loans, financing and derivative financial instruments	[2]		0
Debentures	[2]		0
Loans, financing and debentures	[2]		3,478,673
Derivative financial instruments	[2]		74,087
Current financial derivative instruments, liabilities	[2]		3,552,760
Non-current liabilities
Loans, financing and derivative financial instruments Debentures	[2]		0
Debentures	[2]		0
Loans, financing and debentures	[2]		10,381,837
Derivative financial instruments	[2]		367,513
Non-current financial derivative instruments, liabilities	[2]		10,749,350
Before Reclassification [member]
Current assets
Financial investments, derivative financial instruments and other financial assets	[1]		2,553,011
Financial investments and other financial assets	[1]		0
Derivative financial instruments	[1]		0
Current financial derivative instruments, assets	[1]		2,553,011
Non-current assets
Financial investments, derivative financial instruments and other financial assets	[1]		3,407,080
Financial investments and other financial assets	[1]		0
Derivative financial instruments	[1]		0
Other receivables and other assets	[1]		114,469
Non-current financial derivative instruments, assets	[1]		3,521,549
Current liabilities
Loans, financing and derivative financial instruments	[2]		3,175,017
Debentures	[2]		377,743
Loans, financing and debentures	[2]		0
Derivative financial instruments	[2]		0
Current financial derivative instruments, liabilities	[2]		3,552,760
Non-current liabilities
Loans, financing and derivative financial instruments Debentures	[2]		6,393,232
Debentures	[2]		4,356,118
Loans, financing and debentures	[2]		0
Derivative financial instruments	[2]		0
Non-current financial derivative instruments, liabilities	[2]		R$ 10,749,350

[1]	Financial investments that in the prior year were disclosed together with derivative financial instrument assets are now disclosed under separate line items in the statement of financial position;
[2]	Loans and financing that in the prior year were disclosed under separate line items of debentures were consolidated and are now disclosed under the same line item; additionally, derivative financial instrument liabilities that were disclosed on a consolidated basis together with loans and financing are now disclosed under separate line items in the statement of financial position.